CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,629,512	$ 45,156
Prepaid expenses	1,571,508
Total current assets	3,201,020	45,156
Investments held in Trust Account	402,628,612
Deferred offering costs associated with initial public offering		450,151
Total Assets	405,829,632	495,307
Current liabilities:
Accounts payable	57,296	28,499
Accrued expenses	3,129,362	295,368
Accrued expenses - related party	62,256
Franchise tax payable	141,196	2,075
Note payable - related party		150,000
Total current liabilities	3,390,110	475,942
Deferred underwriting commissions	14,087,500	450,000
Derivative warrant liabilities	30,983,070
Total Liabilities	48,460,680	475,942
Commitments and Contingencies
Class A common stock, $0.0001 par value; 35,236,895 and -0- shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	352,368,950
Stockholders' Equity:
Additional paid-in capital	14,782,879	23,994
Accumulated deficit	(9,784,384)	(5,635)
Total Stockholders' Equity	5,000,002	19,365
Total Liabilities and Stockholders' Equity	405,829,632	495,307
Class A Common Stock
Stockholders' Equity:
Common stock	501
Total Stockholders' Equity	501
Class B Common Stock
Stockholders' Equity:
Common stock	1,006	1,006	[1]
Total Stockholders' Equity	$ 1,006	$ 1,006

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).